Segment Information	6 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Segment Information
2	Segment information

(a)	Description of segments and principal activities

The company has identified a sole operating segment as reported that is consistent with the internal reporting provided to the chief operating decision maker and is aligned to the one major revenue stream.

(b)	Business Segments

The segment information for the reportable segment for the half-year 31 December 2019 is as follows:

Consolidated entity December 2019	Sales $	Other $	Totals $	Profit /(loss) $
Operations	586	447,756	448,342	(2,647,698)
December 2018
Operations	18,402	338,588	356,990	(3,123,372)

Consolidated entity December 2019	Assets $	Liabilities $	Amortisation/ depreciation $	Purchases of equipment $
Operations	4,343,606	(1,481,301)	(39,561)	2,521
June 2019
Operations	3,265,005	(1,493,799)	(156,248)	5,353

(c)	Geographic information

●	Australia: is the home country of the parent entity and the location of the company’s genetic testing and licensing operations.

●	USA: is the home of Phenogen Sciences Inc. and GeneType Corporation.

●	Switzerland: is the home of GeneType AG (Liquidated December 2017).

The segment information for the reportable segment for the half-year 31 December 2019 and 2018 is as follows:

Consolidated entity December 2019	Sales $	Other $	Totals $	Profit/(loss) $
Australia	-	447,756	447,756	(2,418,577)
U.S.	586	-	586	(229,121)
Total	586	447,756	448,342	(2,647,698)

December 2018
Australia	-	338,588	338,588	(1,580,663)
U.S.	18,402	-	18,402	(1,542,709)
Total	18,402	338,588	356,990	(3,123,372)

Genetic Technologies recognises expenses per the Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income by function. To assist with the readers understanding of the nature of such expenses, the following costs have been included within the respective line items

Within General and administrative expenses, depreciation amounting to $12,156 (2018: $12,199) has been recognised in respect of Property, plant and equipment at 31 December 2019, whilst an amount of $103,635 has been recognised for Leased Assets following the adoption of the new AASB 16 Leasing standard. An amount of $27,405 (2018: $28,408) has been included in Cost of goods sold reflecting the depreciation for laboratory specific equipment in the six-month period.

Employee expenses of $675,822 (2018: $1,100,509) have been included within Laboratory and Research and Development for the 6 month period, with a proportion of the total employee expenses, $109,581 (2018: 32,670), being allocated to Cost of goods sold -representing the wages incurred by the laboratory specific employees.

(d)	Segment assets

The internal management reporting presented to key business decision makers report total assets on the basis consistent with that of the consolidated financial statements. These reports do not allocate assets based on the operations of each segment or by geographical location.

Under the current management reporting framework, total assets are not reviewed to a specific reporting segment or geographical location.

(e)	Segment liabilities

The internal management reporting presented to key business decision makers report total liabilities on the basis consistent with that of the consolidated financial statements. Under the current management reporting framework, total liabilities are not reviewed to a specific reporting segment or geographical location.

(f)	Segment products and locations

The principal geographical segment in Australia, with the company’s headquarters being located in Melbourne in the State of Victoria, however the key sales activities take place in the U.S.

(g)	Major customers

During the period ended 31 December 2019 and 31 December 2018 there was no customer from whom the company generated revenues representing more than 10% of the total consolidated revenue from operations or outstanding receivables.

(h)	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operation decision maker. The chief operating decision maker, who is responsible for allocating resources and assessing the performance of the operating segments, has been identified as the Chief Executive Officer.